CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 12,740	$ 7,271	$ 1,637
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,767	4,049	5,551
Impairment of tangible and intangible assets	1,122	0	0
Gain from obtaining control in a subsidiary previously accounted for by the equity method	0	(3,299)	0
Gain from a bargain purchase	(288)	0	0
Accrued interest and exchange rate changes of debenture and long-term loans	17	21	118
Accrued severance pay, net	56	(397)	91
Gain from sale of property and equipment, net	(95)	(195)	(271)
Equity in gains of affiliate	0	(340)	(38)
Stock-based compensation	375	374	265
Decrease in restricted cash	19	27	15
Increase in trade receivables, net	(1,141)	(1,270)	(1,572)
Decrease (increase) in other accounts receivable and prepaid expenses	(21)	148	46
Decrease (increase) in inventories	(462)	(685)	732
Decrease (increase) Deferred income taxes	(9,120)	1,272	847
Decrease (increase) in long-term accounts receivable	126	(4)	234
Increase in trade payables	(654)	1,290	960
Increase (decrease) in other accounts payable and accrued expenses	(1,845)	1,449	(274)
Net cash provided by operating activities	5,596	9,711	8,341
Cash flows from investing activities:
Purchase of property and equipment	(4,458)	(4,663)	(4,033)
Proceeds from sale of property and equipment	1,529	1,216	1,733
Investment and loans/Repayments in affiliate	0	137	(669)
Acquisition of subsidiary (a)	(688)	(3,973)	(251)
Purchase of business activity (b)	0	0	(3,125)
Proceeds from sale of investments in previously consolidated subsidiaries (c)	(41)	0	0
Net cash used in investing activities	(3,658)	(7,283)	(6,345)
Cash flows from financing activities:
Receipt of long-term loans from banks	12,577	7,127	11,670
Repayment of long-term loans from banks	(8,986)	(10,137)	(12,253)
Repayment of long-term loans from shareholders	(301)	0	0
Dividend paid to non-controlling interest	0	0	(1,215)
Repurchase of shares from non-controlling interests	(7,740)	0	0
Proceeds from issuance of shares and exercise of options, net of issuance costs	10,074	7	1,947
Short-term bank credit, net	(1,640)	563	(345)
Net cash provided (used) in financing activities	3,984	(2,440)	(196)
Effect of exchange rate on cash and cash equivalents	(714)	(324)	417
Increase (decrease) in cash and cash equivalents	5,208	(336)	2,217
Cash and cash equivalents at the beginning of the year	3,349	3,685	1,468
Cash and cash equivalents at the end of the year	$ 8,557	$ 3,349	$ 3,685